Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Balance at January 1		$ 201,310,187	$ 166,841,165	$ 165,924,980
Exchange differences on translating foreign operations	$ 7,443	227,821	(5,287,734)	(6,445,643)
Share from associates and joint venture accounted for using the equity method	4,463	136,608	264,389	(871,679)
Balance at December 31	7,155,436	219,027,922	201,310,187	166,841,165
Exchange differences on translating foreign operations [member]
Balance at January 1	(219,982)	(6,733,659)	(1,643,623)	4,492,671
Exchange differences on translating foreign operations	13,923	426,186	(4,952,815)	(5,843,856)
Share from associates and joint venture accounted for using the equity method	4,463	136,608	(137,221)	(292,438)
Disposal of associates and joint venture accounted for using the equity method	9,222	282,291
Balance at December 31	$ (192,374)	$ (5,888,574)	$ (6,733,659)	$ (1,643,623)